List of Significant Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
List of Significant Subsidiaries

Name	Location	% Ownership December 31,
		2011	2012
ASM Europe BV 1	Almere, the Netherlands	100.00%	100.00%
ASM United Kingdom Sales BV 1	Almere, the Netherlands	100.00%	100.00%
ASM Germany Sales BV 1	Almere, the Netherlands	100.00%	100.00%
ASM Pacific Holding BV1, 3	Almere, the Netherlands	100.00%	100.00%
ASM France S.A.R.L.	Montpellier, France	100.00%	100.00%
ASM Belgium NV	Leuven, Belgium	100.00%	100.00%
ASM Italia Srl	Agrate, Italy	100.00%	100.00%
ASM Microchemistry Oy	Helsinki, Finland	100.00%	100.00%
ASM Services and Support Ireland Ltd	Dublin, Ireland	100.00%	100.00%
ASM Services and Support Israel Ltd	Tel Aviv, Israel	100.00%	100.00%
ASM America, Inc	Phoenix, Arizona, United States	100.00%	100.00%
ASM Japan KK	Tokyo, Japan	100.00%	100.00%
ASM Wafer Process Equipment Ltd	Quarry Bay, Hong Kong, People’s Republic of China	100.00%	100.00%
ASM China Trading Ltd	Shanghai, People’s Republic of China	100.00%	100.00%

Name	Location	% Ownership December 31,
		2011	2012
ASM Wafer Process Equipment Singapore Pte Ltd	Singapore	100.00%	100.00%
ASM Front-End Sales & Services Taiwan Co, Ltd	Hsin-Chu, Taiwan	100.00%	100.00%
ASM Services & Support Malaysia SDN BDH	Kuala Lumpur, Malaysia	—%	100.00%
ASM Front-End Manufacturing Singapore Pte Ltd	Singapore	100.00%	100.00%
ASM NuTool, Inc	Phoenix, Arizona, United States	100.00%	100.00%
ASM Genitech Korea Ltd	Cheonan, South Korea	100.00%	100.00%
ASM IP Holding BV 1	Almere, the Netherlands	100.00%	100.00%
ASM Pacific Technology Ltd	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Assembly Automation Ltd 2	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Assembly Materials Ltd 2	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Technology Singapore Pte Ltd 2	Singapore	52.17%	51.96%
ASM Technology (M) Sdn Bhd 2	Johor Bahru, Malaysia	52.17%	51.96%
ASM Semiconductor Materials (Shenzhen) Co. Ltd 2	Shenzhen, People’s Republic of China	52.17%	51.96%
Edgeward Development Ltd 2	Guernsey, Channel Islands	52.17%	51.96%
Shenzhen ASM Micro Electronic Technology Co. Ltd 2	Shenzhen, People’s Republic of China	52.17%	51.96%
ASM Assembly Systems Management GmbH. 4	Munich, Germany	52.17%	51.96%
ASM Assembly Systems Management GmbH & C o K G 4	Munich, Germany	52.17%	51.96%
ASM Assembly Systems Ltd 4	Shanghai, People’s Republic of China	52.17%	51.96%
ASM Pacific( Hong Kong) Ltd 4	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Pacific (Holdings) Ltd	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Microelectronic Technical Services (Shanghai) Company Ltd	Shanghai, People’s Republic of China	52.17%	51.96%
ASM (Assembly Systems) GmbH & C o K G 4	Vienna, Austria	52.17%	51.96%
ASM Assembly Systems, LLC 4	Suwanee, United States	52.17%	51.96%
ASM Assembly Systems Pte. Ltd 4	Singapore	52.17%	51.96%
ASM Technology (Huizhou) Ltd	People’s Republic of China	52.17%	51.96%
ASM Technology China Ltd	People’s Republic of China	52.17%	51.96%

(1)
For these subsidiaries ASM International NV has filed statements at the Dutch Chamber of Commerce assuming joint and several liability in accordance with Article 403 of Book 2, Part 9 of the Netherlands Civil Code.

(2)	100% subsidiaries of ASM Pacific Technology Ltd.

(3)	Established in 2008, ASM Pacific Holding BV is holding 51.96% of the shares in ASM Pacific Technology Ltd.

(4)	100% subsidiaries of ASM Pacific Technology Ltd., Acquired January 7, 2011.